Assets Held For Sale	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Assets held for sale
Assets held for sale

During the year ended December 31, 2014, the Company entered into a joint venture agreement with an investment fund controlled by Fintech Advisory Inc. (Fintech), for the purpose of owning and managing certain jack-up drilling units located in Mexico under contract with Pemex. The West Oberon, West Intrepid, West Defender, West Courageous and West Titania jack-up drilling rigs were included within the joint venture. The transaction was completed on March 10, 2015, when Fintech subscribed for a 50% ownership interest in SeaMex Limited, which was previously 100% owned by the Company.

As a result of the transaction the Company no longer controls the entities that own and operate these jack-up drilling units, and accordingly the Company will deconsolidate these entities as of March 10, 2015, and subsequently recognize its 50% investment in the joint venture at fair value. The assets and liabilities held within the Company’s consolidated balance sheet as at December 31, 2014 that are related to the disposal group have been reclassified as held for sale and depreciation has ceased for the related assets. The Company has not presented this disposal group as discontinued operations in our statement of operations it will continue to hold significant influence over the joint venture.

Assets and liabilities held in the Company's consolidated balance sheet included as held for sale are shown below:

(In US$ millions)	As at December 31, 2014
ASSETS
Current assets
Cash and cash equivalents	27
Accounts receivables, net	78
Deferred tax assets	9
Other current assets	20
Total current assets	134

Non-current assets
Drilling units	965
Deferred tax assets LT	5
Goodwill	49
Other non-current assets	86
Total non-current assets	1,105
Total assets	1,239

LIABILITIES
Current liabilities
Trade accounts payable	(2)
Other current liabilities	(56)
Total current liabilities	(58)

Non-current liabilities
Other non-current liabilities	(50)
Total non-current liabilities	(50)
Total liabilities	(108)